Summary of material accounting policies - Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of voluntary change in accounting policy [abstract]
Inventories, gross	$ 23,800	$ 19,200
Inventories, obsolete stock	1,600	19,200
Inventory	$ 22,246	$ 0